Shareholders' Equity	12 Months Ended
Dec. 31, 2024
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 10 – SHAREHOLDERS’ EQUITY

(1)	The holders of ordinary share have the right to one vote for each ordinary share held of record by such holder with respect to all matters on which shareholders are entitled to vote, to receive dividends as they may be declared at the discretion of the Company’s Board of Directors and to participate in the balance of the Company’s assets remaining after liquidation, dissolution or winding up, ratably in proportion to the number of ordinary shares held by them. Except for contractual rights of certain investors, shareholders have no pre-emptive or similar rights and are not subject to redemption rights and carry no subscription or conversion rights.

(2)	As part of the acquisition of Peace of Meat, during 2022 and 2021 the Company issued 846,000 shares and 5,923,000 ordinary shares, respectively to the Peace of Meat shareholders.

(3)	On July 5, 2022, the Company consummated a securities purchase agreement with a single U.S. institutional investor for the purchase and sale of 60,000 ADSs, at a price of USD 35 per ADS, pre-funded warrants to purchase 125,714 ADSs at a price of USD 34.999 (that was already paid) with an exercise price of USD 0.001 per ADS to be paid once exercised, classified as equity, and warrants to purchase 185,714 ADSs for five years with an exercise price of USD 35.0 per ADS, classified as equity. The securities were offered in the framework of a registered direct offering. The gross proceeds were approximately USD 6,500 thousand, and the net proceeds were approximately USD 5,800 thousand. Issuance costs were recognized as a reduction of equity. All pre-funded warrants were exercised through December 31, 2022.
(4)	On January 9, 2023, the Company consummated an underwritten public offering of 155,000 ADSs at a price of USD 10 per ADS, pre-funded warrants, classified in equity, to purchase 495,000 ADSs at a purchase price of USD 9.999 per warrant and an exercise price of USD 0.001 per ADS, and ADS warrants, classified in equity, to purchase 650,000 ADSs, exercisable immediately for a period of five years, with an exercise price of USD 10 per ADS, for total immediate gross proceeds of approximately USD 6,500 thousand.

As part of the offering, the Company issued Underwriter Warrants, classified as equity, to purchase 16,250 ADSs. The Underwriter Warrants are exercisable beginning six months from the effective date of the offering, from time to time, in whole or in part, for a period of five years, with an exercise price of USD 10 per ADS with an aggregated fair value of USD 131 thousand, that were allocated to premium on shares.

In addition, the underwriters were granted with an option exercisable within 45 days from January 9, 2023, to purchase up to 97,500 additional ADSs and Warrants to purchase 97,500 additional ADSs, from the Company at the public offering price, less the underwriting discounts and commissions. This option was not exercised by the underwriters. Underwriting discounts and other offering expenses totaled approximately USD 700 thousand.

Following the public offering the Company entered into a warrant amendment (the “Amendment”) according to which the exercise price of the warrants to purchase 185,714 ADSs was reduced from USD 35 to USD 10, and the termination date was extended for approximately six months. The Amendment was accounted for as a modification of a freestanding equity-classified warrant that remains equity classified after the modification. according to ASU 2021-04. The effect of the modification was recognized as an equity issuance cost. All pre-funded warrants were exercised through December 31, 2023.

(5)	On July 27, 2023, the Company consummated a securities purchase agreement with a single U.S. institutional investor for the purchase and sale of: (i) 109,500 ADSs, at an offering price of USD 10 per ADS, and (ii) pre-funded warrants to purchase up to 490,500 ADSs at an offering price of USD 9.99 per pre-funded warrant. Each pre-funded warrant was exercisable for one ADS. The pre-funded warrants had an exercise price of USD 0.01 per ADS and could be exercised at any time for a period of 3.5 years until exercised in full. The pre-funded warrants were classified in equity, and were all exercised through December 31, 2024. The securities were offered in the framework of a registered direct offering. In addition, the Company allocated warrants to purchase 42,000 ADSs, to the placement agent (or its designees) as compensation in connection with this offering, at an exercise price of USD 12.50 per ADS. The ADS Warrants were classified as equity. In a concurrent private placement, the Company allocated to the investor unregistered warrants to purchase up to 600,000 ADSs at an exercise price of USD 11 per ADS. The gross proceeds were approximately USD 6,000 thousand, and the net proceeds were approximately USD 5,500 thousand.

(6)

On January 24, 2024, the Company entered into an inducement offer letter agreement with a certain holder of existing warrants to exercise these warrants as follows: (i) 600,000 ADSs issued in July 2023 at an exercise price of USD 11.0 per ADS, (ii) 650,000 ADSs issued in January 2023 at an exercise price of USD 10.00 per ADS and (iii) 185,714 ADSs issued in July 2022 at an exercise price of USD 10.00 per ADS (all herein “the Exercised Warrants”). The total immediate gross proceeds were approximately USD 6,600 thousand. Pursuant to the letter agreement, the holder agreed to exercise for cash its Exercised Warrants to an aggregate of 1,435,714 ADSs at a reduced exercise price of USD 4.60 per ADS in consideration of New Warrants to purchase up to an aggregate of 2,871,429 ADSs at an exercise price of USD 4.85 per ADS that have a term of exercise of between three and a half years with respect to 1,200,000 New Warrants and five years with respect to 1,671,429 New Warrants, classified as equity. Due to beneficial ownership limitation provisions in the inducement letter, only 70,500 Exercised Warrants were immediately exercised into ADSs, while the remaining 1,365,214 ADSs were placed in abeyance for the benefit of the Holder until receipt of notice from the latter that the ADSs may be issued in compliance with such limitation. As of the balance sheet date, notices to issue 414,213 ADSs had been received from the holder, with shares representable by 951,001 ADSs remaining in abeyance. Underwriting discounts and other offering expenses totaled approximately USD 600 thousand.

In accordance with ASU 2021-04, the modification of the equity-classified warrants was accounted for as issuance costs of the equity instruments issued.

As part of the warrant exercise and New Warrant allocation, the Company issued Underwriter Warrants, classified as equity, to purchase 100,500 ADSs. The Underwriter Warrants are exercisable from time to time, in whole or in part, for a period of five years from the effective date of the offering, with an exercise price of USD 5.75 per ADS.

(7)	On April 4, 2024, the Company effected an adjustment to the ratio of ordinary shares to American Depositary Shares (“ADSs”) at a ratio of 10:1, such that after the ratio adjustment was effected, every 10 ADSs were consolidated into 1 ADS and each ADS now represents one hundred (100) ordinary shares, instead of ten (10) ordinary shares prior to the ratio adjustment. All share and per share amounts, and exercise prices of stock options, warrants, and pre-funded warrants, if applicable, in the consolidated financial statements and notes thereto have been presented with the updated ratio of ordinary shares to ADSs.

(8)	On August 1, 2024, the Company filed a supplement to its shelf registration statement on Form F-3 with the SEC, which allows the Company to sell, from time to time, and at its discretion, subject to the Company’s compliance with applicable laws and the applicable requirements of an At-the-Market Offering Agreement (as defined below), ADSs having an aggregate offering price of up to $4.0 million pursuant to an “at the market” offering program (the “ATM Program”). The Company uses the net proceeds from sales of its ADSs issued under the ATM Program for general corporate and working capital purposes. The timing of any sales and the number of shares sold, depend on a variety of factors determined by the Company.

The At-the-Market Offering Agreement was entered into by the Company and H.C. Wainwright & Co., LLC (“Wainwright”), as sales agent, on August 1, 2024. The Company pays Wainwright a commission equal to 3% of the aggregate gross proceeds of any shares sold through Wainwright pursuant to the Offering Agreement. In addition, pursuant to the Agreement, the Company incurred additional costs of USD 75 thousand as a result of the establishment of the ATM Program facility. The Company is not obligated to sell any shares under the Offering Agreement. As of December 31, 2024, the Company had received gross proceeds of approximately $0.4 million for the sale of 178,754 ADSs under the Offering Agreement, and approximately $3.6 million of capacity under the Offering Agreement remained available. For details of sales subsequent to the balance sheet date, see Note 17(c) below.

The table below summarizes the Company’s equity securities in ADS terms as of December 31, 2024:

	Warrants outstanding as of December 31, 2024	Exercise price in USD	Expiration date
Shares in Abeyance	951,001
ADS warrants	3,030,179	4.85-12.5	2.5-4

Total outstanding	3,981,180